Summary of significant accounting policies - Schedule of maturity analysis for Group’s financial liabilities (Details) - Liquidity risk - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	€ 187,373	€ 176,847
Lease liabilities	28,941	31,969
Refund liabilities	26,141	39,941
Trade payables and accruals	35,522	44,303
Tax and employee-related liabilities	13,107	10,815
Other liabilities	79	34
TOTAL	291,163	303,908
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	20,852	44,079
Lease liabilities	2,508	2,879
Refund liabilities	19,650	33,637
Trade payables and accruals	35,522	44,303
Tax and employee-related liabilities	13,107	10,815
Other liabilities	79	34
TOTAL	91,719	135,747
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	132,489	62,378
Lease liabilities	5,203	5,313
Refund liabilities	6,491	6,303
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
TOTAL	144,183	73,995
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	33,349	70,390
Lease liabilities	5,083	5,414
Refund liabilities	0	0
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
TOTAL	38,432	75,804
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	683	0
Lease liabilities	16,147	18,362
Refund liabilities	0	0
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
TOTAL	€ 16,829	€ 18,362